Debt (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2022	Dec. 31, 2021
Debt Instrument [Line Items]
Summary of short and long-term debt
Note 5. Debt
The following is a summary of short- and long-term debt:

(in thousands)	March 31, 2022	December 31, 2021
2020 MFS Loan	$296	$314
Manufacturers Capital Promissory Notes	907	968
Related Party - Energize Convertible Debt	—	7,600
2020 SVB Loan	9,392	10,225
2021 SVB Loan	20,868	20,800
Related Party - Drive Capital Convertible Debt	—	3,000
Related Party - ECP Holdings Convertible Debt	—	7,000

Total Outstanding Principal	31,463	49,907
Less: Discounts and deferred financing fees	(2,542)	(7,403)
Total Outstanding Debt	28,921	42,504
Fair Value of Derivatives	—	4,395

Total Debt and Derivative Liabilities	$28,921	$46,899

The following is a summary of short- and long-term debt:

	December 31, 2021	December 31, 2020
2018 ATEL Loan	$—	$359,594
2020 MFS Loan	314,637	384,604
Manufacturers Capital Promissory Notes	967,710	—
Related Party - Energize Convertible Debt	7,600,000	—
2020 SVB Loan	10,225,000	—
2021 SVB Loan	20,800,000	—
Related Party - Drive Capital Convertible Debt	3,000,000	—
Related Party - ECP Holdings Convertible Debt	7,000,000	—

Total Outstanding Principal	$49,907,347	$744,198
Less: Discounts	(6,816,026)	—
Less: Deferred financing fees	(588,339)	(15,879)

Total Outstanding debt	$42,502,982	$728,319
Fair value of derivatives	4,395,000	—

Total Debt and derivative liabilities	$46,897,982	$728,319

Summary of future principal repayments of debt	The following is the summary of future principal repayments of debt:

(in thousands)	March 31, 2022
Remainder of 2022	$12,147
2023	15,160
2024	3,949
2025	207

Total	$31,463

The following is the summary of future principal repayments of debt:

Amounts
2022	$15,059,584
2023	30,690,676
2024	3,949,970
2025	207,117

Total	$49,907,347

Summary of interest expense
The
following
provides a summary of the interest expense of the Company’s Related Party Convertible Notes I and Related Party Derivative Liability with Energize Ventures:

Year ended December 31,
(in thousands)	2021
Contractual interest expense	$327

Amortization of deferred financing costs and convertible debt discount	1,102

Total Interest Expense	$1,429
Effective interest rate	58.3%

Convertible Debt | Energize Ventures Fund [Member] | Related Party Convertible Notes III
Debt Instrument [Line Items]
Summary of convertible notes and derivatives
The

following
provides a summary of the convertible notes and derivatives:

As of
(in thousands)	December 31, 2021
Unamortized deferred issuance costs, derivative, and warrants	$474
Net carrying amount of convertible note	2,526

Principal value of convertible note	$3,000
Fair value of convertible note and derivative liability	3,390
Fair value of convertible note excluding the derivative liability	$2,830
Fair value level	Level 3

Convertible Debt | Drive Capital Fund [Member] | Related Party Convertible Notes II
Debt Instrument [Line Items]
Summary of interest expense
The following provides a summary of interest expense on the Company’s Related Party Convertible Notes II and Related Party Derivative Liability with Drive Capital:

(in thousands)	Three Months Ended March 31, 2022
Contractual interest expense	17
Amortization of deferred financing costs and convertible debt discount	24

Total Interest Expense	41
Effective interest rate	17.1%

The following provides a summary of interest expense on the Company’s Related Party Convertible Notes II and Related Party Derivative Liability with Drive Capital:

Year ended December 31,
(in thousands)	2021
Contractual interest expense	$63

Amortization of deferred financing costs and convertible debt discount	86

Total Interest Expense	$149
Effective interest rate	17.1%

Summary of convertible notes and derivatives
The following provides a summary of the convertible notes and derivatives:

(in thousands)	As of December 31, 2021
Unamortized deferred issuance costs, derivative, and warrants	$474
Net carrying amount of convertible note	2,526

Principal value of convertible note	$3,000
Fair value of convertible note and derivative liability	$3,390
Fair value of convertible note excluding derivative liability	$2,830
Fair value Level	Level 3

Convertible Debt | Energy Capital Partners Holdings [Member] | Related Party Convertible Notes III
Debt Instrument [Line Items]
Summary of interest expense
The following provides a summary of the interest expense of the Company’s Related Party
Convertible
Notes III and Related Party Derivative Liability with Energy Capital Partners Holdings:

(in thousands)	Three Months Ended March 31, 2022
Contractual interest expense	40
Amortization of deferred financing costs and convertible debt discount	52

Total Interest Expense	92
Effective interest rate	16.3%

The

following provides a summary of the interest expense of the Company’s Related Party Convertible Notes III and Related Party Derivative Liability with Energy Capital Partners Holdings:

Year ended December 31,
(in thousands)	2021
Contractual interest expense	$76

Amortization of deferred financing costs and convertible debt discount	95

Total Interest Expense	$171
Effective interest rate	16.3%

Summary of convertible notes and derivatives
The following provides a summary of the convertible notes and derivatives:

(in thousands)	As of December 31, 2021
Unamortized deferred issuance costs, derivative, and warrants	$1,130
Net carrying amount of convertible note	5,870

Principal value of convertible note	$7,000
Fair value of convertible note and derivative liability	$7,829
Fair value of convertible note excluding derivative liability	$6,484
Fair value Level	Level 3

The following provides a summary of the convertible notes and derivatives:

(in thousands)	As of December 31, 2021
Unamortized deferred issuance costs, derivative, and warrants	$1,130
Net carrying amount of convertible note	5,870

Principal value of convertible note	$7,000
Fair value of convertible note and derivative liability	7,829
Fair value of convertible note excluding the derivative liability	$6,484
Fair value level	Level 3

Related Party Energize Convertible Debt [Member]
Debt Instrument [Line Items]
Summary of convertible notes and derivatives
The following provides a summary of the convertible no
tes and derivatives:

(in thousands)	As of December 31, 2021
Unamortized deferred issuance costs, derivative, and warrants	$3,534
Net carrying amount of convertible note	4,066

Principal value of convertible note	$7,600
Fair value of convertible note and derivative liability	$9,936
Fair value of convertible note excluding derivative liability	$7,446
Fair value Level	Level 3

Related Party Energize Convertible Debt [Member] | Energize Ventures Fund [Member] | Related Party Convertible Notes I
Debt Instrument [Line Items]
Summary of interest expense
The following provides a summary of the interest expense of the Company’s
Related
Party Convertible Notes I and Related Party Derivative Liability with Energize Ventures:

(in thousands)	Three Months Ended March 31, 2022
Contractual interest expense	44
Amortization of deferred financing costs and convertible debt discount	184

Total Interest Expense	228
Effective interest rate	58.3%

Summary of convertible notes and derivatives
The following provides a summary of the convertible notes and derivatives:

As of
(in thousands)	December 31, 2021
Unamortized deferred issuance costs, derivative, and warrants	$3,534
Net carrying amount of convertible note	4,066

Principal value of convertible note	$7,600
Fair value of convertible note and derivative liability	9,936
Fair value of convertible note excluding the derivative liability	$7,446
Fair value level	Level 3